Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation Related Costs [Abstract]
Wages and salaries	€ 5,001.2	€ 4,447.0	€ 3,502.5
Social security expenses	468.4	410.5	300.7
Pension and retirement expenses	395.2	348.9	255.9
Share-based compensation expense	172.6	134.8	68.9
Personnel expenses	€ 6,037.4	€ 5,341.2	€ 4,128.0